Condensed Financial Information of the Company - Statement of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement of cash flows
Net cash provided by operating activities	¥ 28,783,011	$ 4,516,683	¥ 28,196,627	¥ 14,820,976
Cash flows from investing activities:
Proceeds from sales of short-term investments	97,547,038	15,307,259	55,083,390	24,797,630
Cash given to purchase of short term investments	(116,639,550)	(18,303,291)	(86,438,068)	(52,451,615)
Net cash used in investing activities	(35,562,365)	(5,580,511)	(38,357,901)	(28,319,678)
Cash flows from financing activities:
Proceeds from the private placements			11,063,339
Proceeds from follow-on offering			26,805,438	7,993,828
Net proceeds from the issuance of convertible bonds			13,024,199	6,963,881
Proceeds from (Payments for) Other Financing Activities	318	50	(6)
Net cash provided by/ (used in) financing activities	(1,875,154)	(294,253)	51,798,996	15,854,731
Exchange rate effect on cash, cash equivalents and restricted cash	(145,157)	(22,779)	(139,943)	450,142
Increase/(decrease) in cash, cash equivalents and restricted cash	(8,799,665)	(1,380,860)	41,497,779	2,806,171
Cash, cash equivalents and restricted cash at beginning of the year	74,843,636	11,744,600	33,345,857	30,539,686
Cash, cash equivalents and restricted cash at end of the year	66,043,971	10,363,740	74,843,636	33,345,857
Parent Company | Reportable legal entity
Statement of cash flows
Net cash provided by operating activities	82,074	12,879	735,231	259,409
Cash flows from investing activities:
Proceeds from sales of short-term investments	5,764,134	904,518	6,034,863	6,049,590
Cash given to purchase of short term investments			(6,250,248)	(5,998,024)
Cash given to subsidiaries, the VIE and subsidiaries of the VIE,net	(5,855,304)	(918,825)	(52,051,474)	(20,293,132)
Net cash used in investing activities	(91,170)	(14,307)	(52,266,859)	(20,241,566)
Cash flows from financing activities:
Proceeds from the initial public offering			11,063,339
Proceeds from follow-on offering			26,805,438	7,993,828
Net proceeds from the issuance of convertible bonds			13,024,199	6,966,757
Proceeds from (Payments for) Other Financing Activities	318	50	(6)
Net cash provided by/ (used in) financing activities	318	50	50,892,970	14,960,585
Exchange rate effect on cash, cash equivalents and restricted cash	4,481	704	(16,490)	141,540
Increase/(decrease) in cash, cash equivalents and restricted cash	(4,297)	(674)	(655,148)	(4,880,032)
Cash, cash equivalents and restricted cash at beginning of the year	6,566	1,030	661,714	5,541,746
Cash, cash equivalents and restricted cash at end of the year	¥ 2,269	$ 356	¥ 6,566	¥ 661,714